UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21652

Fiduciary/Claymore MLP Opportunity Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: November 30

Date of reporting period: August 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Fiduciary/Claymore MLP Opportunity Fund

Portfolio of Investments

August 31, 2007 (unaudited)

Number of Shares		Value
	Master Limited Partnerships and MLP Affiliates - 163.1%
	Coal - 12.8%
881,300	Alliance Holdings GP, L.P.	$22,208,760
357,800	Alliance Resource Partners, L.P.	11,989,878
1,145,621	Clearwater Natural Resources, L.P. (Acquired 08/01/05 and 10/02/06, Cost $22,912,423) (a) (b)	16,038,694
170,600	Natural Resource Partners, L.P.	5,587,150

		55,824,482

	Midstream Energy Infrastructure - 131.5%
129,300	Atlas Pipeline Partners, L.P.	5,999,520
1,692,804	Copano Energy, L.L.C.	66,002,428
407,167	Crosstex Energy, L.P.	14,413,712
249,470	Crosstex Energy, L.P., Senior Subordinated Series C Units (Acquired 06/29/06, Cost $7,000,128) (a) (b) (c)	8,442,845
387,534	Crosstex Energy, L.P., Senior Subordinated Series D Units (Acquired 03/23/07, Cost $10,050,005) (a) (b) (c)	10,878,125
548,775	DCP Midstream Partners, L.P.	24,832,069
86,705	DCP Midstream Partners, L.P. (Acquired 06/22/07, Cost $3,704,038) (a) (b)	3,574,926
16,228	Enbridge Energy Management, L.L.C. (d)	845,479
507,545	Enbridge Energy Partners, L.P.	25,879,720
1,620,580	Energy Transfer Partners, L.P.	84,334,983
1,203,480	Enterprise Products Partners L.P.	35,514,695
255,700	Hiland Partners, L.P.	12,787,557
648,450	Holly Energy Partners, L.P.	29,517,444
507,450	Kinder Morgan Energy Partners, L.P.	25,519,660
570,778	Kinder Morgan Management, L.L.C. (d)	27,477,253
274,480	Linn Energy L.L.C. (Acquired 01/30/07, Cost $7,000,018) (a) (b)	8,852,900
163,319	Linn Energy L.L.C., Class D (Acquired 08/31/07, Cost $5,058,659) (a) (b)	5,013,078
60,666	Linn Energy L.L.C., Common Units (Acquired 08/31/07, Cost $1,941,312) (a) (b)	1,929,863
1,661,086	Magellan Midstream Partners, L.P.	71,426,698
226,194	Markwest Energy Partners, L.P.	7,211,065
266,600	NuStar GP Holdings, L.L.C.	8,717,820
1,176,651	Plains All American Pipeline, L.P.	67,716,265
206,918	Targa Resources Partners L.P.	6,207,540
426,400	Williams Partners, L.P.	19,013,176

		572,108,821

	Oil and Gas Production - 4.8%
571,150	Abraxas Petroleum Corp. (c)	2,044,717
525,211	Abraxas Energy Partners, L.P. (Acquired 05/25/07, Cost $8,670,183) (a) (b)	8,750,015
302,595	EV Energy Partner, L.P. (Acquired 06/01/07, Cost $10,288,230) (a) (b)	10,138,786

		20,933,518

	Propane - 10.1%
250,000	Global Partners, L.P.	7,816,549
524,100	Inergy Holdings, L.P.	23,574,018
385,400	Inergy, L.P.	12,552,478

		43,943,045

	Shipping - 3.9%
128,860	Capital Product Partners, L.P. (Greece)	3,733,074
39,100	K-Sea Transportation Partners, L.P.	1,522,163
36,000	Teekay LNG Partners, L.P. (Marshall Island)	1,258,920
15,603	Teekay Offshore Partners, L.P. (Marshall Island)	459,664
518,051	U.S. Shipping Partners, L.P.	10,008,745

		16,982,566

	Total Master Limited Partnerships and MLP Affiliates (Cost $461,619,767)	709,792,432

	Incentive Distribution Rights - 0.0%
43	Clearwater Natural Resources, L.P. (Acquired 08/01/05, Cost $0) (a) (b) (c)	—

	Warrants - 0.1%
114,230	Abraxas Petroleum Corp. (Acquired 05/25/07, Cost $0) (a) (b) (c)	233,258

Principal Amount		Value
	Short-Term Investments - 0.2%
	U.S. Government and Agency Securities - 0.2%
$800,000	Federal Home Loan Bank Discount Note, yielding 4.10%, maturing 9/04/07 (Amortized cost $799,727)	800,000

	Total Investments - 163.4% (Cost $462,419,494)	710,825,690
	Borrowings Outstanding - (40.2% of Net Assets or 24.6% of Total Investments)	(175,000,000)
	Liabilities in Excess of Other Assets - (23.2%)	(100,811,789)

	Net Assets - 100.0%	$435,013,901

L.L.C.	Limited Liability Corporation

L.P.	Limited Partnership

MLP	Master Limited Partnership

(a)	Security is restricted and may be resold only in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, restricted securities aggregate market value amounted to $73,852,490 or 17.0% of net assets.

(b)	Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $73,852,490 which represents 17.0% of net assets.

(c)	Non-income producing security.

(d)	While non-income producing, security makes regular in-kind distributions.

See previously submitted Notes to Financial Statements for the period ended May 31, 2007.

Fair Valued Securities

Security	Date of Acquisition	Shares	Current Cost	Fair Market Value	Value per share at Acquisition date (unrestricted)***	8/31/07 Price
Abraxas Energy Partners, L.P.	5/25/07	525,211	8,670,183	8,750,015	$16.66	$16.66
Abraxas Petroleum Corp.*	5/25/07	114,230	—	233,258	N/A	$2.04
Clearwater Natural Resources L.P.**	8/01/05	43	—	—	N/A	$0.00
Clearwater Natural Resources L.P.	8/01/05	892,857	17,857,143	12,499,998	N/A	$14.00
Clearwater Natural Resources L.P.	10/02/06	252,764	5,055,280	3,538,696	N/A	$14.00
Crosstex Energy, L.P., Senior Subordinated Series C Units	6/29/06	249,470	7,000,128	8,442,845	$37.50	$33.84
Crosstex Energy, L.P., Senior Subordinated Series D Units	3/23/07	387,534	10,050,005	10,878,125	$34.65	$28.07
DCP Midstream Partners, L.P.	6/22/07	86,705	3,704,038	3,574,926	$45.48	$41.23
EV Energy Partner, L.P.	6/01/07	302,595	10,288,230	10,138,786	$35.88	$33.51
Linn Energy L.L.C.	1/30/07	274,480	7,000,018	8,852,900	$33.29	$32.25
Linn Energy L.L.C., Class D	8/31/07	163,319	5,058,659	5,013,078	$34.68	$30.70
Linn Energy L.L.C., Common Units	8/31/07	60,666	1,941,312	1,929,863	$34.68	$31.81

*	Warrants

**	Incentive Distribution Rights.

***	Valuation of unrestricted common stock on the acquisition date of the restricted securities.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore MLP Opportunity Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	October 26, 2007

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	October 26, 2007